Independent Investigation and Restatement - Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Operating activities
Profit (loss)	$ 40,343		$ 36,126	[1]	$ (106,992)	[1]
Adjustments to reconcile net profit (loss) with cash flow from operating activities before changes in working capital:
Income tax expense	5,617		11,613		13,091
Finance expense	21,128		(37,926)		78,839
Net fair value gain of warrant liabilities	(7,877)		(12,195)		(5,851)
Net fair value gain of shares held in escrow	(11,187)		(61,795)		(4,506)
Unrealized net foreign currency exchange difference	(24,869)		1,652		0
Derecognition of contracts	468		470
Loss on sale/ Net (gain) of property, plant and equipment	560		450		(477)
Net loss on sale or disposal of intangibles	56		187		0
Inventory provision	12,132		6,332		5,254
Expected credit loss (reversals)	2,931		2,673		(819)
Cash flow from operating activities before changes in working capital	89,427		44,931		78,230
Changes in working capital:
Trade and other receivables, net	(5,570)		(10,799)		(15,617)
Amounts owed by related parties	2,284		470		1,376
Inventories, net	6,591		(34,109)		(20,433)
Current taxes assets	2,864		895		(5,308)
Other current assets	1,433		0		(5,479)
Trade and other payables	32,511		(29,997)		20,975
Amounts owed to related parties	3,271		49,180		(85)
Current taxes liabilities	(6,507)		(6,708)		1,675
Other liabilities	(8,034)		7,062		(6,519)
Other financial assets			143		561
Working capital deficit			2,205		(2,660)
Cash generated from operations	113,103		22,858		46,716
Cash flow provided by operating activities	107,635		15,550		35,454
Investing activities
Purchase of property, plant and equipment, classified as investing activities	20,331		23,157		15,437
Proceeds from sale of property, plant and equipment	0		1,681		954
Proceeds from related parties	42		61		28
Other financial assets	(7,626)		143		561
Cash flow used in investing activities	(34,629)		(32,378)		(24,858)
Income taxes paid (refund), classified as operating activities	(5,468)		(7,308)		(11,562)
Proceeds from borrowings	83,253		136,257		280,794
Repayments of borrowings, classified as financing activities	137,955		124,916		272,301
Advances from related parties	0		61		0
Dividends paid, classified as financing activities			300		200
Cash flows from (used in) financing activities	(97,830)		(12,796)		57,843
Net (decrease) increase in cash	(24,824)		(29,624)		68,439
Cash at beginning of the year	43,003	[2]	72,112	[2]	4,229
Effect of foreign currency exchange rate changes	(665)		515		(556)
Cash at end of the year	17,514		43,003	[2]	72,112	[2]
Previously stated
Operating activities
Profit (loss)			42,540		(100,863)
Adjustments to reconcile net profit (loss) with cash flow from operating activities before changes in working capital:
Income tax expense			10,170		13,705
Finance expense			(37,917)		78,636
Loss on sale/ Net (gain) of property, plant and equipment			(555)		(317)
Net loss on sale or disposal of intangibles			203		0
Inventory provision			5,717		5,391
Cash flow from operating activities before changes in working capital			48,307		85,067
Changes in working capital:
Trade and other receivables, net			(16,582)		(21,257)
Amounts owed by related parties			474		1,387
Inventories, net			(32,690)		(20,536)
Current taxes assets			895		(5,308)
Other current assets			1,500		(5,441)
Trade and other payables			14,210		32,825
Amounts owed to related parties			1,998		(3,448)
Current taxes liabilities			(6,643)		2,103
Other liabilities			9,604		(14,633)
Other financial assets			46		505
Working capital deficit			710		(2,699)
Cash generated from operations			21,414		48,565
Cash flow provided by operating activities			14,106		37,303
Investing activities
Purchase of property, plant and equipment, classified as investing activities			20,612		14,122
Proceeds from sale of property, plant and equipment			2,686		794
Cash flow used in investing activities			(28,828)		(23,703)
Proceeds from borrowings			134,412		280,795
Repayments of borrowings, classified as financing activities			124,202		272,301
Dividends paid, classified as financing activities			0		0
Cash flows from (used in) financing activities			(13,627)		58,044
Net (decrease) increase in cash			(28,349)		71,644
Cash at beginning of the year	43,003		72,112		4,229
Effect of foreign currency exchange rate changes			(760)		(3,761)
Cash at end of the year			43,003		72,112
Adjustment
Operating activities
Profit (loss)			(6,414)		(6,129)
Adjustments to reconcile net profit (loss) with cash flow from operating activities before changes in working capital:
Income tax expense			1,443		(614)
Finance expense			(9)		203
Loss on sale/ Net (gain) of property, plant and equipment			1,005		(160)
Net loss on sale or disposal of intangibles			(16)		0
Inventory provision			615		(137)
Cash flow from operating activities before changes in working capital			(3,376)		(6,837)
Changes in working capital:
Trade and other receivables, net			5,783		5,640
Amounts owed by related parties			(4)		(11)
Inventories, net			(1,419)		103
Current taxes assets			0		0
Other current assets			(1,500)		(38)
Trade and other payables			(44,207)		(11,850)
Amounts owed to related parties			47,182		3,363
Current taxes liabilities			(65)		(428)
Other liabilities			(2,542)		8,114
Other financial assets			97		56
Working capital deficit			1,495		39
Cash generated from operations			1,444		(1,849)
Cash flow provided by operating activities			1,444		(1,849)
Investing activities
Purchase of property, plant and equipment, classified as investing activities			2,545		1,315
Proceeds from sale of property, plant and equipment			(1,005)		160
Cash flow used in investing activities			(3,550)		(1,155)
Proceeds from borrowings			1,845		(1)
Repayments of borrowings, classified as financing activities			714		0
Dividends paid, classified as financing activities			300		200
Cash flows from (used in) financing activities			831		(201)
Net (decrease) increase in cash			(1,275)		(3,205)
Cash at beginning of the year	$ 0		0		0
Effect of foreign currency exchange rate changes			1,275		3,205
Cash at end of the year			$ 0		$ 0

[1]	Refer to Note 4. Independent Investigation and Restatement
[2]	Refer to Note 4. Independent Investigation and Restatement